Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2016	Mar. 31, 2016
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 7,748	¥ 8,248
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,965	3,188
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,733	2,445
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,570	2,197
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 480	¥ 418

[1]	Other than above, there were \577 billion and \553 billion of government, agency and municipal securities reported within Other assets - Non-trading debt securities in the consolidated balance sheets as of March 31, 2016 and September 30 2016, respectively. These securities are primarily Japanese government, agency and municipal securities.